IMPORTANT ADDITIONAL INFORMATION FOR SHAREHOLDERS
                                       OF
                           U.S. GLOBAL INVESTORS FUNDS

                              U.S. GOLD SHARES FUND
                              U.S. WORLD GOLD FUND
                                       AND
                           U.S. GLOBAL RESOURCES FUND

                           MAY 29, 1997, SUPPLEMENT TO
                       PROSPECTUS DATED NOVEMBER 1, 1996,
                             AMENDED MARCH 27, 1997

THE INVESTMENT ADVISOR -- PAGE 28

Delete the second paragraph and replace with the following two paragraphs:

     The Advisor uses a team approach to manage the assets of the GOLD SHARES and WORLD GOLD FUNDS. Ralph Aldis, Michael Chapman and Naijiang Zhou lead the team that meets regularly to review portfolio holdings and discuss buy and sell activity. Mr. Aldis is a Chartered Financial Analyst who holds a masters degree in energy and mineral resources. He has been the Advisor's director of research since April 1989 and has served as portfolio manager of the GLOBAL RESOURCES FUND since November 1992. Mr. Chapman joined the Advisor as a senior research analyst in November 1995. Before joining the Advisor, he was a petroleum engineer for UNOCAL Corporation. Mr. Chapman holds a masters degree in energy and mineral resources. Dr. Zhou joined the Advisor as a senior research analyst in January 1995. Before joining the Advisor, he worked for the Bureau of Economic Geology at The University of Texas. Dr. Zhou holds both an M.B.A. in operations management and a Ph.D. in energy and mineral resources management.

     Ralph Aldis is the portfolio manager for the GLOBAL RESOURCES FUND. Mr. Aldis' background is discussed above.


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             IMPORTANT ADDITIONAL INFORMATION FOR SHAREHOLDERS
                                     OF
                        U.S. GLOBAL INVESTORS FUNDS

                              U.S. INCOME FUND
                                    AND
                           U.S. REAL ESTATE FUND

                        MAY 29, 1997, SUPPLEMENT TO
                     PROSPECTUS DATED NOVEMBER 1, 1996,
                           AMENDED MARCH 20, 1997

THE INVESTMENT ADVISOR -- PAGE 24

Delete the fifth paragraph and replace with the following:

     The Advisor uses a team approach to manage the assets of the U.S. Income and the U.S. Real Estate Funds. Ralph Aldis and Naijiang Zhou lead the team that meets regularly to review portfolio holdings and to discuss buy and sell activity. Mr. Aldis is a Chartered Financial Analyst who holds a masters degree in energy and mineral resources. He has been the Advisor's director of research since April 1989 and has served as portfolio manager of the Global Resources Fund since November 1992. Dr. Zhou joined the Advisor as a senior research analyst in January 1995. Before joining the Advisor, he worked for the Bureau of Economic Geology at The University of Texas. Dr. Zhou holds both an M.B.A. in operations management and a Ph.D. in energy and mineral resources management.